T. ROWE PRICE Tax-Free High Yield Fund
May 31, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
COMMON STOCKS 0.0%
Ingevity  1 38
United Airlines Holdings (1) — 15
Westrock  5 135
Total Common Stocks (Cost $200) 188
MUNICIPAL SECURITIES 98.5%
ALABAMA 2.0%
Black Belt Energy Gas Dist., Series B, VRDN, 5.25%, 12/1/53
(Tender 12/1/30)  2,210 2,374
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  10,610 11,081
Columbia Ind. Dev. Board, Series A, VRDN, 4.00%, 12/1/37  550 550
Huntsville-Redstone Village Special Care Fac. Fin. Auth., 5.50%,
1/1/28 (1)(2) 2,925 1,755
Huntsville-Redstone Village Special Care Fac. Fin. Auth., 5.50%,
1/1/43 (1)(2) 2,265 1,359
Huntsville-Redstone Village Special Care Fac. Fin. Auth., Series A,
6.875%, 1/1/43 (1)(2) 1,585 951
Huntsville-Redstone Village Special Care Fac. Fin. Auth., Series A,
7.50%, 1/1/47 (1)(2) 2,835 1,701
Jefferson County, Sewer, Series A, 5.50%, 10/1/53 (3) 18,210 18,631
Southeast Energy Auth. A Cooperative Dist., Series A, VRDN,
4.00%, 11/1/51 (Tender 10/1/28)  3,790 3,732
Southeast Energy Auth. A Cooperative Dist., Series B, VRDN,
4.00%, 12/1/51 (Tender 12/1/31)  5,160 5,061
Tuscaloosa County IDA, Hunt Refining Project, Series A, 4.50%,
5/1/32 (4) 2,179 2,008
Tuscaloosa County IDA, Hunt Refining Project, Series A, 5.25%,
5/1/44 (4) 20,550 18,147
67,350
ARIZONA 1.8%
Arizona Distribution Revenue, Capital Appreciation, 5.50%,
7/1/33 (5) 990 1,217
Arizona Distribution Revenue, Capital Appreciation, Series B,
5.50%, 7/1/30 (5) 5,690 6,706
Arizona HFA, Banner Health, Series B, FRN, 67% of 3M USD
LIBOR + 0.81%, 4.278%, 1/1/37  2,180 2,025
Arizona IDA, Cadence Campus Project, Series A, 4.00%,
7/15/40 (4) 730 600
Arizona IDA, Cadence Campus Project, Series A, 4.00%,
7/15/50 (4) 1,265 942
Arizona IDA, Doral Academy - Fire Mesa, Series A, 5.00%, 7/15/39  1,050 1,007
Arizona IDA, Doral Academy - Fire Mesa, Series A, 5.00%, 7/15/49  930 838

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Arizona IDA, Odyssey Preparatory Academy, 5.00%, 7/1/49 (4) 3,445 3,035
Arizona IDA, Odyssey Preparatory Academy, Series A, 5.25%,
7/1/37 (4) 2,375 2,345
Arizona IDA, Odyssey Preparatory Academy, Series A, 5.50%,
7/1/52 (4) 2,695 2,528
Maricopa County IDA, Commercial Metals Company Project,
4.00%, 10/15/47 (4)(6) 6,150 5,197
Maricopa County PCR, El Paso Electric, Series A, PCR, 4.50%,
8/1/42  2,575 2,460
Peoria IDA, Sierra Winds Life Care, Series A, 5.50%, 11/15/34 (1)
(2) 2,930 2,263
Peoria IDA, Sierra Winds Life Care, Series A, 5.75%, 11/15/40 (1)
(2) 4,750 3,496
Phoenix Arizona IDA, Downtown Phoenix Student Housing, 5.00%,
7/1/44  790 790
Phoenix Arizona IDA, Downtown Phoenix Student Housing, 5.00%,
7/1/49  475 466
Phoenix Arizona IDA, Downtown Phoenix Student Housing, 5.00%,
7/1/59  1,675 1,615
Pima County IDA, American Leadership Academy, 4.00%,
6/15/41 (4) 2,380 1,933
Pima County IDA, American Leadership Academy, 4.00%,
6/15/51 (4) 2,530 1,850
Pima County IDA, American Leadership Academy, 4.00%,
6/15/57 (4) 2,865 2,022
Salt Verde Financial, 5.00%, 12/1/32  2,810 2,931
Salt Verde Financial, 5.00%, 12/1/37  12,970 13,175
Tempe IDA, Friendship Village of Tempe Project, Series A, 4.00%,
12/1/46  1,980 1,401
60,842
ARKANSAS 0.6%
Arkansas DFA, Big River Steel Project, 4.50%, 9/1/49 (4)(6) 11,560 10,227
Arkansas DFA, Big River Steel Project, 4.75%, 9/1/49 (4)(6) 3,955 3,596
Arkansas DFA, Green Bond, 5.45%, 9/1/52 (6) 5,985 5,822
19,645
CALIFORNIA 5.8%
California Community Choice Fin. Auth., Green Bond, VRDN,
5.00%, 7/1/53 (Tender 8/1/29)  4,995 5,238
California Community Choice Fin. Auth., Green Bond, VRDN,
5.00%, 12/1/53 (Tender 8/1/29)  10,715 11,262
California Community Housing Agency, Creekwood, Series A,
4.00%, 2/1/56 (4) 17,325 11,969
California Community Housing Agency, Junior Bonds Street Flats,
Series A-2, 4.00%, 8/1/50 (4) 7,980 5,803
California Community Housing Agency, Senior-Fountains at
Emerald, 3.00%, 8/1/56 (4) 2,300 1,515

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
California Community Housing Agency, Stoneridge Apartment,
Series A, 4.00%, 2/1/56 (4) 6,425 4,699
California Community Housing Agency, Verdant at Green Valley
Project,, 5.00%, 8/1/49 (4) 9,600 9,004
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  2,674 2,653
California Infrastructure & Economic Dev. Bank, Social Bond,
Series B, 5.00%, 11/1/47  1,790 1,851
California Infrastructure & Economic Dev. Bank, Social Bond,
Series B, 5.00%, 11/1/57  1,545 1,580
California Municipal Fin. Auth., Baptish Univ., Series A, 5.00%,
11/1/46 (4) 2,750 2,623
California Municipal Fin. Auth., Community Health System,
Series A, 4.00%, 2/1/51  2,800 2,427
California Municipal Fin. Auth., LINXS APM Project, 4.00%,
12/31/47 (6) 4,605 4,053
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/43 (6) 9,210 9,333
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53  4,565 4,857
California Municipal Fin. Auth., UCR North Dist. Phase 1, 5.00%,
5/15/49  2,375 2,405
California Municipal Fin. Auth., UCR North Dist. Phase 1, 5.00%,
5/15/52  1,980 2,001
California Municipal Fin. Auth., West Village, 5.00%, 5/15/36  2,105 2,187
California PFA, Enso Village Project, 2.375%, 11/15/28 (4) 1,190 1,134
California PFA, Enso Village Project, 3.125%, 5/15/29 (4) 1,275 1,191
California PFA, Enso Village Project, 5.00%, 11/15/46 (4) 595 529
California PFA, Enso Village Project, Series B-3, 2.125%,
11/15/27 (4) 2,100 2,015
California School Fin. Auth., Ivy Academia Project, Series A,
4.00%, 6/1/41 (4) 1,650 1,269
California School Fin. Auth., Ivy Academia Project, Series A,
4.00%, 6/1/51 (4) 1,500 1,046
California School Fin. Auth., Ivy Academia Project, Series A,
4.00%, 6/1/61 (4) 250 165
California Statewide CDA, Series 2021A, 4.00%, 9/2/28  205 200
California Statewide CDA, Series 2021A, 4.00%, 9/2/29  220 213
California Statewide CDA, Series 2021A, 4.00%, 9/2/30  235 227
California Statewide CDA, Series 2021A, 4.00%, 9/2/31  185 178
California Statewide CDA, Series 2021A, 4.00%, 9/2/41  1,270 1,092
California Statewide CDA, Series 2021A, 4.00%, 9/2/51  785 620
California Statewide CDA, Series 2021C-1, 4.00%, 9/2/31  880 859
California Statewide CDA, Series 2021C-1, 4.00%, 9/2/41  1,605 1,425
California Statewide CDA, Series 2021C-1, 4.00%, 9/2/51  1,080 899
California Statewide CDA, Series A-1, 5.00%, 9/2/42  3,495 3,497
California Statewide CDA, Series A-1, 5.00%, 9/2/52  4,975 4,821

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
California Statewide CDA, 899 Charleston Moldaw Residences,
Series A, 5.375%, 11/1/49 (4) 2,770 2,192
California Statewide CDA, Loma Linda Univ. Medical Center,
5.50%, 12/1/54  10,290 10,216
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/27 (4) 2,375 2,412
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/46 (4) 3,165 2,964
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56 (4) 6,530 6,131
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (4) 14,720 14,061
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/29  1,585 1,566
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/41  1,265 1,127
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/51  1,900 1,578
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/34  850 884
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/39  790 794
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/49  395 388
California Statewide Fin. Auth., Tobacco Industry, Series A, 6.00%,
5/1/43  1,190 1,211
CMFA Special Fin. Agency VII, Breakwater Apartments, Series A-2,
4.00%, 8/1/47 (4) 6,805 5,194
CMFA Special Fin. Agency XII, Allure Apartments, 4.375%,
8/1/49 (4) 2,530 1,966
CMFA Special Fin. Agency, Solana At Grand, Series A-2, 4.00%,
8/1/45 (4) 2,860 2,255
CSCDA Community Improvement Auth., Altana Glendale Social
Bonds, Series A-2, 4.00%, 10/1/56 (4) 13,605 9,963
CSCDA Community Improvement Auth., Link-Glendale Social
Bonds, Series A-1, 3.00%, 7/1/45 (4) 1,750 1,268
CSCDA Community Improvement Auth., Link-Glendale Social
Bonds, Series A-2, 4.00%, 7/1/56 (4) 3,117 2,197
CSCDA Community Improvement Auth., Oceanaire Long Beach
Social Bonds, Series A-2, 4.00%, 9/1/56 (4) 2,485 1,849
CSCDA Community Improvement Auth., Parallel Anaheim Social
Bonds, 4.00%, 8/1/56 (4) 3,015 2,206
CSCDA Community Improvement Auth., Renaissance at City
Center, Series A, 5.00%, 7/1/51 (4) 1,910 1,724
Golden State Tobacco Securitization, 5.00%, 6/1/51  3,410 3,551
Golden State Tobacco Securitization, Series B-2, Zero Coupon,
6/1/66  73,850 7,471

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Irvine, Reassessment Dist. No. 12-1, 4.00%, 9/2/27  235 235
Irvine, Reassessment Dist. No. 12-1, 4.00%, 9/2/28  320 321
Northern California Gas Auth. No. 1, Series B, FRN, 67% of 3M
USD LIBOR + 0.72%, 4.188%, 7/1/27  4,560 4,510
Santa Margarita Water Dist., Community Fac. Dist. No. 2013-1,
5.625%, 9/1/43 (Prerefunded 9/1/23) (7) 1,900 1,910
West Sacramento Fin. Auth., Series A, 5.00%, 9/1/34 (8) 1,560 1,763
200,747
COLORADO 4.3%
Aerotropolis Regional Transportation Auth., 4.375%, 12/1/52  8,340 6,227
Arista Metropolitan Dist., Series A, GO, 5.00%, 12/1/38  2,480 2,393
Arista Metropolitan Dist., Series A, GO, 5.125%, 12/1/48  5,445 5,020
Berthoud-Heritage Metropolitan Dist. No. 1, 5.625%, 12/1/48  6,865 6,529
Brighton Crossing Metropolitan Dist. No. 4, Series A, GO, 5.00%,
12/1/47  1,225 1,134
Buffalo Highlands Metropolitan Dist., Series A, GO, 5.25%,
12/1/38  1,000 966
Buffalo Highlands Metropolitan Dist., Series A, GO, 5.375%,
12/1/48  3,250 3,035
Canyons Metropolitan Dist. No. 5, Series A, GO, 6.00%, 12/1/37  1,150 1,118
Canyons Metropolitan Dist. No. 5, Series A, GO, 6.125%, 12/1/47  4,000 3,874
Canyons Metropolitan Dist. No. 6, Series A, GO, 6.125%, 12/1/47  2,000 1,937
Centerra Metropolitan Dist. No. 1, 5.00%, 12/1/47 (4) 3,500 3,135
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/31  485 449
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/32  590 539
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/33  615 556
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/34  640 571
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/35  670 588
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/36  690 596
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/41  1,160 922
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/48  1,770 1,293
Colorado HFA, Sunny Vista Living Center, Series A, 5.75%,
12/1/35 (4) 1,145 847
Colorado HFA, Sunny Vista Living Center, Series A, 6.125%,
12/1/45 (4) 2,350 1,604
Colorado HFA, Sunny Vista Living Center, Series A, 6.25%,
12/1/50 (4) 3,285 2,213
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/47  750 749
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51  6,990 6,927
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56  11,325 11,123
Colorado Int'l. Center Metropolitan Dist. No. 14, GO, 5.875%,
12/1/46  5,330 5,159

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Colorado Science & Technology Park Metropolitan Dist. No. 1,
5.00%, 12/1/33  3,040 2,990
Colorado Science & Technology Park Metropolitan Dist. No. 1,
5.25%, 12/1/48  2,200 2,082
Cornerstar Metropolitan Dist., Series A, GO, 5.125%, 12/1/37  500 488
Cornerstar Metropolitan Dist., Series A, GO, 5.25%, 12/1/47  2,600 2,456
Denver City & County Airport, Series A, 5.00%, 12/1/48 (6) 3,955 4,035
Denver Int'l. Business Center Metropolitan Dist. No. 1, Series B,
GO, 6.00%, 12/1/48  1,190 1,172
Green Valley Ranch East Metropolitan Dist. No. 6, Series A, GO,
5.875%, 12/1/50  2,200 2,087
Lakes at Centerra Metropolitan Dist. No. 2, Series A, GO, 5.125%,
12/1/37  1,695 1,622
Lakes at Centerra Metropolitan Dist. No. 2, Series A, GO, 5.25%,
12/1/47  3,970 3,609
Painted Prairie Metropolitan Dist. No. 2, GO, 5.25%, 12/1/48  4,055 3,665
Park Creek Metropolitan Dist., Property Tax, Series A, 5.00%,
12/1/45  15,435 15,479
Peak Metropolitan Dist. No. 1, Series A, GO, 4.00%, 12/1/35 (4) 500 423
Peak Metropolitan Dist. No. 1, Series A, GO, 5.00%, 12/1/51 (4) 5,270 4,523
Public Auth. for Colorado Energy, 6.25%, 11/15/28  4,770 5,089
Public Auth. for Colorado Energy, 6.50%, 11/15/38  9,210 10,773
Pueblo Urban Renewal Auth., 4.75%, 12/1/45 (4) 5,690 3,869
Rampart Range Metropolitan Dist. No 5, 4.00%, 12/1/51  7,025 4,863
Riverwalk Metropolitan Dist. No 2, Series A, 5.00%, 12/1/52  4,245 3,616
Serenity Ridge Metropolitan Dist. No. 2, Series A, GO, 4.50%,
12/1/28 (Prerefunded 12/1/23) (7) 496 513
Serenity Ridge Metropolitan Dist. No. 2, Series A, GO, 5.125%,
12/1/43 (Prerefunded 12/1/23) (7) 1,000 1,037
Southglenn Metropolitan Dist., GO, 5.00%, 12/1/36  810 786
Southglenn Metropolitan Dist., GO, 5.00%, 12/1/46  1,475 1,364
STC Metropolitan Dist. No. 2, Series A, GO, 4.00%, 12/1/29  1,000 928
STC Metropolitan Dist. No. 2, Series A, GO, 5.00%, 12/1/38  785 727
STC Metropolitan Dist. No. 2, Series A, GO, 5.00%, 12/1/49  1,000 892
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/32 (3) 595 653
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/35 (3) 235 255
149,500
CONNECTICUT 1.3%
Connecticut State HEFA, Church Home of Hartford, Series A,
5.00%, 9/1/46 (4) 1,060 874
Connecticut State HEFA, Church Home of Hartford, Series A,
5.00%, 9/1/53 (4) 1,260 997
Connecticut State HEFA, Hartford Univ., 4.00%, 7/1/44  2,870 2,301
Connecticut State HEFA, Hartford Univ., 4.00%, 7/1/49  4,200 3,213
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/31  3,120 3,079
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/32  3,280 3,210

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/33  2,055 1,992
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/34  1,435 1,378
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/43  8,115 7,404
Hamden Town, Whitney Center Project, 5.00%, 1/1/40  7,125 6,174
Hamden Town, Whitney Center Project, 5.00%, 1/1/50  6,160 4,926
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00% Cash
and 2.05% PIK) (1)(2)(9) 23,166 5,154
Steel Point Infrastructure Improvement Dist., Steelpointe Harbor
Project, 4.00%, 4/1/41 (4) 550 436
Steel Point Infrastructure Improvement Dist., Steelpointe Harbor
Project, 4.00%, 4/1/51 (4) 2,715 1,955
43,093
DELAWARE 1.0%
Delaware Economic Dev. Auth., Newark Charter School, 4.00%,
9/1/30  200 199
Delaware Economic Dev. Auth., Newark Charter School, 5.00%,
9/1/40  1,025 1,051
Delaware Economic Dev. Auth., Newark Charter School, 5.00%,
9/1/50  1,385 1,396
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/37  790 818
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/43  4,920 5,019
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/48  2,035 2,062
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/50  4,390 4,431
Delaware State Economic Dev. Auth., 4.00%, 6/1/52  1,260 917
Delaware State Economic Dev. Auth., 4.00%, 6/1/57  1,220 860
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/32  205 207
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/40  890 854
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/48  2,335 2,142
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/53  3,445 3,104
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/58  2,915 2,591
Sussex County, Cadbury at Lewes, 5.00%, 1/1/36  7,675 7,296
32,947
DISTRICT OF COLUMBIA 1.8%
District of Columbia Tobacco Settlement Fin., Series A, Zero
Coupon, 6/15/46  41,185 9,394
District of Columbia Tobacco Settlement Fin., Series B, Zero
Coupon, 6/15/46  18,210 3,476
District of Columbia, Friendship Public Charter School, 5.00%,
6/1/36  2,375 2,405
District of Columbia, Friendship Public Charter School, 5.00%,
6/1/41  1,540 1,543

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
District of Columbia, Friendship Public Charter School, 5.00%,
6/1/46  2,285 2,274
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  2,295 2,116
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42  4,065 3,561
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52  9,730 7,997
District of Columbia, Methodist Home of D.C., Series A, 5.125%,
1/1/35  1,240 1,084
District of Columbia, Methodist Home of D.C., Series A, 5.25%,
1/1/39  805 686
District of Columbia, Union Market Infrastructure Project, STEP,
0.00%, 6/1/31 (4) 900 687
District of Columbia, Union Market Infrastructure Project, STEP,
0.00%, 6/1/46 (4) 2,810 1,774
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  11,080 12,428
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/37 (3) 10,135 5,653
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/38  7,915 4,092
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/39  1,585 775
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/40  3,955 1,825
61,770
FLORIDA 3.3%
Alachua County HFA, East Ridge Retirement Village, 6.00%,
11/15/34  190 146
Alachua County HFA, East Ridge Retirement Village, 6.375%,
11/15/49  7,480 5,233
Avenir Community Dev. Dist., 5.375%, 5/1/43  2,300 2,204
Avenir Community Dev. Dist., 5.625%, 5/1/54  1,100 1,053
Boggy Creek Improvement Dist., Special Assessment,
Series 2013, 5.125%, 5/1/43  7,035 7,034
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/29  875 911
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/30  250 261
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/31  1,015 1,057
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/33  900 929
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/34  975 1,000
Capital Trust Agency, 4.00%, 6/15/24 (4) 900 891

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Capital Trust Agency, 4.00%, 6/15/41 (4) 1,790 1,432
Capital Trust Agency, 4.00%, 6/15/51 (4) 2,735 1,985
Capital Trust Agency, Bridge Univ. Student Housing, Series A,
5.25%, 12/1/58 (4) 7,220 6,488
Celebration Pointe Community Dev. Dist., 3.00%, 5/1/31  565 496
Celebration Pointe Community Dev. Dist., 3.375%, 5/1/41  1,055 808
Celebration Pointe Community Dev. Dist., 4.00%, 5/1/53  1,315 1,019
Celebration Pointe Community Dev. Dist., 4.75%, 5/1/24  150 151
Celebration Pointe Community Dev. Dist., 5.125%, 5/1/45  755 728
Celebration Pointe Community Dev. Dist., Alachua County, 5.00%,
5/1/32  830 839
Crossings at Fleming Island Community Dev. Dist., Series A-1,
4.50%, 5/1/30  295 290
Double Branch Community Dev. Dist., Special Assessment,
Series A-1, 4.00%, 5/1/25  200 200
Everest GMR Community Dev. Dist., 6.20%, 5/1/54  5,985 5,896
Florida Dev. Fin., UF Health Jacksonville Project, 4.00%, 2/1/52  2,945 2,219
Florida Dev. Fin., UF Health Jacksonville Project, 5.00%, 2/1/52  1,450 1,339
Florida Dev. Fin., Waste Pro USA, 3.00%, 6/1/32 (6) 5,130 4,008
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ., Series A-1,
4.75%, 6/1/38 (4) 2,495 2,318
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ., Series A-1,
5.00%, 6/1/48 (4) 9,850 8,817
Jacksonville Ed. Fac., Jacksonville Univ., Series B, 5.00%,
6/1/53 (4) 9,095 7,973
Lakewood Ranch Stewardship Dist., Lakewood Centre &
Northwest Sector, 5.50%, 5/1/39 (4) 740 752
Lakewood Ranch Stewardship Dist., Lakewood Centre &
Northwest Sector, 5.65%, 5/1/48 (4) 915 921
Lakewood Ranch Stewardship Dist., Lakewood National Polo Run,
5.25%, 5/1/37  2,880 2,901
Lakewood Ranch Stewardship Dist., Lakewood National Polo Run,
5.375%, 5/1/47  3,635 3,661
Lakewood Ranch Stewardship Dist., Lakewood Ranch South,
5.00%, 5/1/36  1,170 1,174
Lakewood Ranch Stewardship Dist., Lakewood Ranch South,
5.125%, 5/1/46  2,335 2,239
Lakewood Ranch Stewardship Dist., Northeast Sector, 5.30%,
5/1/39  790 794
Lakewood Ranch Stewardship Dist., Northeast Sector, 5.45%,
5/1/48  1,365 1,355
Lee County IDA, Preserve, Series A, 5.00%, 12/1/27 (4) 325 290
Lee County IDA, Preserve, Series A, 5.375%, 12/1/32 (4) 900 731
Lee County IDA, Preserve, Series A, 5.625%, 12/1/37 (4) 1,170 894
Lee County IDA, Preserve, Series A, 5.75%, 12/1/52 (4) 6,530 4,435
Miami-Dade County Water & Sewer System, 4.00%, 10/1/48  4,510 4,257
Orange County HFA, 4.00%, 10/1/52  4,605 4,084

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Palm Beach County HFA, Toby & Leon Cooperman Sinai
Residences of Boca Raton, 4.00%, 6/1/41  2,010 1,560
Sarasota County HFA, Village on the Isle, Series A, 5.00%, 1/1/37  1,095 993
Sarasota County HFA, Village on the Isle, Series A, 5.00%, 1/1/42  1,035 903
Sarasota County HFA, Village on the Isle, Series A, 5.00%, 1/1/47  2,535 2,133
Sarasota County HFA, Village on the Isle, Series A, 5.00%, 1/1/52  5,360 4,411
Sawyers Landing Community Dev. Dist., 4.125%, 5/1/41  2,420 1,988
Sawyers Landing Community Dev. Dist., 4.25%, 5/1/53  3,225 2,474
Tolomato Community Dev. Dist., Special Assessment, Series 2015-
2, STEP, 0.00%, 5/1/40  545 496
Tolomato Community Dev. Dist., Special Assessment, Series 2015-
3, 6.61%, 5/1/40 (1)(2) 640 —
Viera Stewardship Dist., Series 2021, 3.125%, 5/1/41  830 610
Viera Stewardship Dist., Series 2021, 4.00%, 5/1/53  1,310 1,000
112,781
GEORGIA 3.1%
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.50%, 1/1/29 (1)(2) 2,850 1,283
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.75%, 1/1/35 (1)(2) 13,765 6,194
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
7.00%, 1/1/40 (1)(2) 8,525 3,836
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.375%, 7/1/26 (4) 1,165 1,107
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.875%, 7/1/31 (4) 1,625 1,491
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
3.625%, 7/1/42 (4) 3,360 2,939
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
3.875%, 7/1/51 (4) 4,250 3,646
Burke County Dev. Auth., Plant Vogtle, VRDN, 4.25%, 11/1/52  2,200 2,200
Burke County Dev. Auth., Plant Vogtle, VRDN, PCR, 4.10%, 7/1/49  125 125
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 4.00%, 4/1/41 (4) 2,375 1,768
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 4.00%, 4/1/51 (4) 6,730 4,463
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 5.00%, 4/1/47 (4) 2,730 2,248
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 5.00%, 4/1/54 (4) 2,180 1,730
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 5.00%, 2/15/45  2,540 2,599
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series B, 5.50%, 2/15/42  7,915 8,378
George L Smith II Congress Center Auth., Convention Center
Hotel, 2.375%, 1/1/31  2,205 1,867

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
George L Smith II Congress Center Auth., Convention Center
Hotel, 3.625%, 1/1/31 (4) 1,220 1,074
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/36  1,190 1,096
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/54  4,250 3,424
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/36 (4) 2,645 2,433
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/54 (4) 13,030 10,478
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.00%, 6/15/27 (4) 210 209
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.75%, 6/15/37 (4) 1,215 1,227
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.875%, 6/15/47 (4) 1,980 1,980
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 6.00%, 6/15/52 (4) 1,215 1,218
Main Street Natural Gas, Georgia Municipal Gas Auth., Series B,
VRDN, 5.00%, 12/1/52 (Tender 6/1/29)  5,855 6,109
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/27 (4) 2,745 2,750
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/37 (4) 2,210 2,107
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/47 (4) 8,705 7,780
Municipal Electric Auth. of Georgia, Plant Vogtle Project, Series A,
5.00%, 1/1/49  9,860 9,983
Savannah Economic Dev. Auth., Marshes of Skidaway, 7.25%,
1/1/44 (Prerefunded 1/1/24) (7) 7,580 7,740
105,482
GUAM 0.4%
Guam Power Auth., Series A, 5.00%, 10/1/42  4,050 4,159
Guam Power Auth., Series A, 5.00%, 10/1/43  1,930 1,979
Guam Power Auth., Series A, 5.00%, 10/1/44  1,695 1,734
Territory of Guam, Series F, 4.00%, 1/1/36  3,560 3,364
Territory of Guam, Series F, 4.00%, 1/1/42  850 745
Territory of Guam, Series F, 5.00%, 1/1/30  790 821
Territory of Guam, Series F, 5.00%, 1/1/31  790 825
13,627
IDAHO 0.5%
Idaho HFA, Saint Luke's Health, Series C, VRDN, 3.92%, 3/1/48  6,075 6,075
Power County IDC, FMC Project, 6.45%, 8/1/32 (6) 3,620 3,632
Spring Valley Community Infrastructure Dist. No. 1, Special
Assessment Bonds, 3.75%, 9/1/51 (4) 10,196 7,536
17,243
ILLINOIS 6.1%
Chicago, Series 2005D, GO, 5.50%, 1/1/40  9,495 9,641

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Chicago, Series 2007E, GO, 5.50%, 1/1/35  1,190 1,214
Chicago, Series A, GO, 5.00%, 1/1/39  1,025 1,042
Chicago, Series A, GO, 5.00%, 1/1/40  2,375 2,408
Chicago, Series A, GO, 5.50%, 1/1/35  3,165 3,395
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/34 (3) 830 874
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/35 (3) 900 943
Chicago Board of Ed., School Reform, Series B-1, GO, Zero
Coupon, 12/1/27 (10) 12,290 10,198
Chicago Board of Ed., School Reform, Series B-1, GO, Zero
Coupon, 12/1/29 (3) 11,245 8,715
Chicago, City Colleges, GO, Zero Coupon, 1/1/27 (10)(11) 7,915 7,033
Chicago, Works, Series A, GO, 5.50%, 1/1/40  2,530 2,720
Chicago, Works, Series A, GO, 5.50%, 1/1/41  2,130 2,248
Chicago, Works, Series A, GO, 5.50%, 1/1/43  2,095 2,199
Illinois, GO, 5.00%, 2/1/28  3,360 3,544
Illinois, GO, 5.00%, 5/1/34  1,585 1,598
Illinois, Series A, GO, 5.00%, 10/1/31  1,980 2,119
Illinois, Series A, GO, 5.50%, 3/1/42  3,340 3,658
Illinois, Series A, GO, 5.50%, 3/1/47  5,040 5,450
Illinois, Series B, GO, 5.00%, 10/1/31  1,820 1,949
Illinois, Series B, GO, 5.00%, 10/1/32  2,485 2,648
Illinois, Series B, GO, 5.00%, 12/1/33  2,715 2,990
Illinois, Series B, GO, 5.50%, 5/1/47  1,890 2,045
Illinois, Series C, GO, 5.00%, 11/1/29  8,450 8,988
Illinois, Series D, GO, 5.00%, 11/1/25  790 815
Illinois, Series D, GO, 5.00%, 11/1/28  5,640 6,007
Illinois DFA, Citgo Petroleum, 8.00%, 6/1/32 (6) 1,385 1,386
Illinois Fin. Auth., Admiral at the Lake, 5.00%, 5/15/33  10,765 9,359
Illinois Fin. Auth., Admiral at the Lake, 5.125%, 5/15/38  8,705 7,095
Illinois Fin. Auth., Admiral at the Lake, 5.25%, 5/15/42  1,585 1,242
Illinois Fin. Auth., Admiral at the Lake, 5.25%, 5/15/54  6,735 4,816
Illinois Fin. Auth., Christian Homes, 5.00%, 5/15/36  1,110 925
Illinois Fin. Auth., Christian Homes, 5.00%, 5/15/40  990 769
Illinois Fin. Auth., Depaul College Prep Foundation, 5.25%,
8/1/38 (4) 1,000 1,001
Illinois Fin. Auth., Depaul College Prep Foundation, 5.50%,
8/1/43 (4) 1,000 1,007
Illinois Fin. Auth., Depaul College Prep Foundation, 5.625%,
8/1/53 (4) 1,195 1,172
Illinois Fin. Auth., Franciscan Communities, Series A, 5.00%,
5/15/37  3,050 2,996
Illinois Fin. Auth., Franciscan Communities, Series A, 5.00%,
5/15/47  1,230 1,106
Illinois Fin. Auth., Plymouth Place, 5.25%, 5/15/45 (Prerefunded
5/15/25) (7) 950 986

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Illinois Fin. Auth., Plymouth Place, 5.25%, 5/15/50 (Prerefunded
5/15/25) (7) 2,575 2,672
Illinois Fin. Auth., Silver Cross Hosp., 5.00%, 8/15/35  2,115 2,154
Illinois Fin. Auth., Silver Cross Hosp., 5.00%, 8/15/44  3,955 3,952
Illinois Fin. Auth., Three Crowns Park, 5.00%, 2/15/32  910 898
Illinois Fin. Auth., Three Crowns Park, 5.25%, 2/15/37  630 619
Illinois Fin. Auth., Villa Saint Benedict, 6.125%, 11/15/35  2,440 2,457
Illinois Fin. Auth., Villa Saint Benedict, 6.375%, 11/15/43  3,165 3,182
Illinois Housing Dev. Auth., Series G, 5.00%, 10/1/46  1,380 1,411
Illinois Housing Dev. Auth., Series G, 6.25%, 10/1/52  1,310 1,416
Metropolitan Pier & Exposition Auth., McCormick Place, 4.00%,
6/15/52  2,120 1,862
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
12/15/45  595 601
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
6/15/50  8,285 8,320
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 12/15/35  850 487
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/36  730 406
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/37  1,115 584
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 12/15/38  2,375 1,144
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/39  2,575 1,200
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/41  905 377
Metropolitan Pier & Exposition Auth., McCormick Place, Series A,
Zero Coupon, 12/15/30 (10) 3,040 2,254
Metropolitan Pier & Exposition Auth., McCormick Place, Series A,
Zero Coupon, 12/15/33 (10) 46,130 29,712
Regional Transportation Auth., Series A, 6.00%, 7/1/33 (10) 5,935 7,177
Upper Illinois River Valley Dev. Auth., Cambridge Lakes Learning
Center, Series A, 5.00%, 12/1/32 (4) 3,300 3,102
Upper Illinois River Valley Dev. Auth., Cambridge Lakes Learning
Center, Series A, 5.25%, 12/1/47 (4) 6,420 5,606
209,894
INDIANA 1.5%
East Chicago, USG Project, 5.50%, 9/1/28 (6) 1,405 1,313
Indiana Fin. Auth. Depauw University Project, Series A, 5.50%,
7/1/52  8,655 8,963
Indiana Fin. Auth., Greencroft Obligated Group, Series A, 7.00%,
11/15/43  6,330 6,404
Indiana Fin. Auth., Ohio Valley Electric, Series A, 4.25%, 11/1/30  5,160 5,054
Indiana Fin. Auth., U.S. Steel, Series A, 4.125%, 12/1/26  10,935 10,752

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Indianapolis Airport Auth., United Airlines, Series A, 6.50%,
11/15/31 (1)(6) (12) 9,846 —
Town of Shoals, National Gypsum, 7.25%, 11/1/43 (6) 3,915 3,947
Valparaiso, Pratt Paper, 6.75%, 1/1/34 (6) 5,860 5,952
Valparaiso, Pratt Paper, 7.00%, 1/1/44 (6) 7,915 8,046
50,431
KANSAS 0.1%
Lenexa, Lakeview Village, Series A, 5.00%, 5/15/30  1,010 1,007
Lenexa, Lakeview Village, Series A, 5.00%, 5/15/32  910 900
Lenexa, Lakeview Village, Series A, 5.00%, 5/15/39  930 870
2,777
KENTUCKY 1.9%
Henderson, Pratt Paper, Series B, 4.45%, 1/1/42 (4)(6) 1,945 1,828
Henderson, Pratt Paper, Series B, 4.70%, 1/1/52 (4)(6) 6,270 5,806
Kentucky Economic DFA, Baptist Life Communities, 6.25%,
11/15/46  2,770 2,125
Kentucky Economic DFA, Baptist Life Communities, 6.375%,
11/15/51  4,635 3,517
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/46  5,625 4,145
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/51  2,905 2,063
Kentucky Economic DFA, Masonic Homes of Kentucky, 5.375%,
11/15/42  3,560 2,914
Kentucky Economic DFA, Masonic Homes of Kentucky, 5.50%,
11/15/45  1,860 1,510
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  3,555 3,571
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41  4,040 3,975
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  6,415 6,241
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/41  6,035 6,159
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50  11,165 11,229
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  11,085 10,989
66,072
LOUISIANA 1.4%
Jefferson Parish Economic Dev. & Port Dist., Kenner Discovery
Health Sciences, Series A, 5.50%, 6/15/38 (4) 1,900 1,879
Jefferson Parish Economic Dev. & Port Dist., Kenner Discovery
Health Sciences, Series A, 5.625%, 6/15/48 (4) 2,220 2,118

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Louisiana Local Gov't Environmental Fac. & Community Dev. Auth.,
Westlake Chemical, 3.50%, 11/1/32  11,300 10,724
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/31 (6) 515 535
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/34 (6) 640 665
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/35 (6) 515 534
New Orleans Aviation Board, North Terminal Project, Series B,
5.00%, 1/1/43 (6) 1,585 1,611
New Orleans Aviation Board, North Terminal Project, Series B,
5.00%, 1/1/48 (6) 6,095 6,166
New Orleans Sewerage Service, 5.00%, 6/1/33 (Prerefunded
6/1/25) (7) 1,140 1,181
New Orleans Sewerage Service, 5.00%, 6/1/40 (Prerefunded
6/1/25) (7) 2,165 2,243
New Orleans Sewerage Service, 5.00%, 6/1/45 (Prerefunded
6/1/25) (7) 1,385 1,435
New Orleans Water System, 5.00%, 12/1/45 (Prerefunded
12/1/25) (7) 4,355 4,542
Saint James Parish, Nustar Logistics, VRDN, 5.85%, 8/1/41
(Tender 6/1/25) (4) 1,310 1,341
Saint James Parish, Nustar Logistics, VRDN, 6.10%, 6/1/38
(Tender 6/1/30) (4) 4,190 4,497
Saint James Parish, Nustar Logistics, Series 2, 6.35%, 7/1/40 (4) 4,235 4,556
Saint James Parish, Nustar Logistics, Series B, VRDN, 6.10%,
12/1/40 (Tender 6/1/30) (4) 5,485 5,888
49,915
MARYLAND 5.3%
Anne Arundel County, Annapolis Area Christian School, Series A,
5.50%, 7/1/23  180 180
Anne Arundel County, Annapolis Area Christian School, Series A,
6.50%, 7/1/33  2,355 2,350
Anne Arundel County, Annapolis Area Christian School, Series A,
6.75%, 7/1/43  4,575 4,560
Baltimore City, Convention Center Hotel, 5.00%, 9/1/42  2,260 2,096
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46  17,045 15,488
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/27  1,190 1,191
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/28  1,585 1,584
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  5,910 5,795
Maryland Economic Dev., Baltimore City Project, Series A, 5.00%,
6/1/58  4,040 3,710
Maryland Economic Dev., Bowie State Univ. Project, 5.00%, 6/1/25  750 760
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/29 (4) 1,900 1,960
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/33 (4) 2,010 2,065
Maryland Economic Dev., Port Covington Project, 3.25%, 9/1/30  750 690
Maryland Economic Dev., Port Covington Project, 4.00%, 9/1/40  1,740 1,517

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Maryland Economic Dev., Purple Line Light Rail Project, Series A,
5.00%, 11/12/28 (6) 4,605 4,714
Maryland Economic Dev., Purple Line Light Rail Project, Series B,
5.25%, 6/30/55 (6) 41,675 42,247
Maryland Economic Dev., Senior-Annapolis Mobility, 5.25%,
6/30/53  4,635 4,791
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/25  825 834
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/27  790 811
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/28  1,190 1,232
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/30  790 820
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/32  815 845
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/35  2,050 2,113
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/36  5,430 5,584
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/46  16,365 16,526
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/45  790 801
Maryland HHEFA, City Neighbors Charter School, Series A, 6.75%,
7/1/44  2,135 2,138
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/32  475 489
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/33  1,205 1,240
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/34  1,425 1,467
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/35  1,270 1,304
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/36  1,190 1,217
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/46  2,575 2,275
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/51  4,305 3,688
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/55  2,665 2,238
Montgomery County, Friends House Retirement Community,
Series A, 5.00%, 7/1/39  405 342
Montgomery County, Friends House Retirement Community,
Series A, 5.375%, 7/1/48  5,145 4,268
Prince George's County Auth., Suitland-Naylor Road, 4.75%,
7/1/36 (4) 1,385 1,388
Prince George's County Auth., Suitland-Naylor Road, 5.00%,
7/1/46 (4) 1,980 1,984
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/31  1,190 1,121
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/37  1,595 1,427
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/35  790 718
Rockville, Ingelside at King Farm, Series B, 4.25%, 11/1/37  315 252

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Rockville, Ingelside at King Farm, Series B, 4.50%, 11/1/43  1,560 1,231
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  2,695 2,311
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/47  5,250 4,359
Rockville, Ingleside at King Farm, 5.00%, 11/1/29  395 379
Rockville, Ingleside at King Farm, 5.00%, 11/1/32  395 369
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/26  1,370 1,320
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/27  1,430 1,354
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/30  1,605 1,436
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/31  880 773
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  2,225 1,803
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  6,330 4,705
Westminster, Carroll Lutheran Village, 5.125%, 7/1/34
(Prerefunded 7/1/24) (7) 3,560 3,618
Westminster, Carroll Lutheran Village, 5.50%, 7/1/44 (Prerefunded
7/1/24) (7) 3,560 3,632
Westminster, Lutheran Village at Millers Grant, Series A, 5.00%,
7/1/24  690 691
Westminster, Lutheran Village at Millers Grant, Series A, 6.25%,
7/1/44  2,885 2,902
183,703
MASSACHUSETTS 0.8%
Massachusetts Dev. Fin. Agency, Boston Univ., Series P, 5.45%,
5/15/59 (8) 2,000 2,260
Massachusetts Dev. Fin. Agency, Linden Ponds Fac., 5.00%,
11/15/38 (4) 2,130 2,155
Massachusetts Dev. Fin. Agency, Linden Ponds Fac., 5.125%,
11/15/46 (4) 2,930 2,952
Massachusetts Dev. Fin. Agency, Milford Regional Medical Center,
Series F, 5.625%, 7/15/36  480 480
Massachusetts Dev. Fin. Agency, Milford Regional Medical Center,
Series F, 5.75%, 7/15/43  2,600 2,600
Massachusetts Dev. Fin. Agency, NewBridge on the Charles,
5.00%, 10/1/37 (4) 1,720 1,637
Massachusetts Dev. Fin. Agency, NewBridge on the Charles,
5.00%, 10/1/47 (4) 5,245 4,689
Massachusetts Dev. Fin. Agency, NewBridge on the Charles,
5.00%, 10/1/57 (4) 10,290 9,001
Massachusetts Dev. Fin. Agency, Salem Community, 5.25%,
1/1/50  2,120 1,813
27,587

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
MICHIGAN 1.2%
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%, 2/15/37  790 790
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%, 2/15/41  4,510 4,376
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%, 2/15/47  12,580 11,833
Detroit, GO, 5.00%, 4/1/29  570 585
Detroit, GO, 5.00%, 4/1/30  555 569
Detroit, GO, 5.00%, 4/1/31  595 609
Detroit, GO, 5.00%, 4/1/32  670 686
Detroit, GO, 5.00%, 4/1/33  950 970
Detroit, GO, 5.00%, 4/1/37  1,660 1,667
Detroit, GO, 5.00%, 4/1/38  1,110 1,110
Detroit, Series A, GO, 5.00%, 4/1/50  1,810 1,716
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/32  1,665 1,523
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/37  945 813
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/47  2,195 1,704
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/52  940 711
Michigan Fin. Auth., Henry Ford Health System, Series A, 4.00%,
11/15/50  1,875 1,653
Michigan Fin. Auth., Local Gov't. Loan Program, Great Lakes,
Series C, 5.00%, 7/1/34  3,280 3,350
Michigan Fin. Auth., Local Gov't. Loan Program, Great Lakes,
Series C, 5.00%, 7/1/35  4,900 4,993
Michigan Tobacco Settlement Fin. Auth., Series B, Zero Coupon,
6/1/52  20,180 2,312
41,970
MINNESOTA 0.3%
Deephaven, Seven Hills Preparatory Academy, Series A, 5.00%,
10/1/37  415 374
Deephaven, Seven Hills Preparatory Academy, Series A, 5.00%,
10/1/49  790 660
Rochester, Mayo Clinic, 5.00%, 11/15/57  6,870 7,390
Woodbury, Woodbury Leadership Project, 4.00%, 7/1/41  670 530
Woodbury, Woodbury Leadership Project, 4.00%, 7/1/51  520 374
Woodbury, Woodbury Leadership Project, 4.00%, 7/1/56  455 315
9,643
MISSOURI 2.1%
Kansas City IDA, Kansas City Int'l. Airport, 4.00%, 3/1/50 (3)(6) 1,980 1,822
Kansas City IDA, Kansas City Int'l. Airport, 4.00%, 3/1/50 (6) 1,455 1,339
Kansas City IDA, Kansas City Int'l. Airport, 4.00%, 3/1/57 (3)(6) 14,840 13,323
Kansas City IDA, Kansas City Int'l. Airport, Series B, 5.00%,
3/1/54 (6) 3,955 4,034

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Kirkwood IDA, Aberdeen Heights, 5.25%, 5/15/37  1,585 1,348
Kirkwood IDA, Aberdeen Heights, 5.25%, 5/15/42  1,345 1,074
Kirkwood IDA, Aberdeen Heights, 5.25%, 5/15/50  3,165 2,369
Missouri HEFA, Lutheran Senior Services, 5.00%, 2/1/46  5,145 4,665
Missouri HEFA, Washington Univ., Series B, VRDN, 4.00%, 3/1/40  100 100
Saint Louis County IDA, Friendship Village, 5.00%, 9/1/48  1,685 1,397
Saint Louis County IDA, Friendship Village, Series A, 5.00%,
9/1/38  3,760 3,405
Saint Louis County IDA, Friendship Village, Series A, 5.125%,
9/1/48  12,270 10,363
Saint Louis County IDA, Nazareth Living Center, Series A, 5.00%,
8/15/30  790 750
Saint Louis County IDA, Nazareth Living Center, Series A, 5.00%,
8/15/35  555 502
Saint Louis County IDA, Nazareth Living Center, Series A, 5.125%,
8/15/45  1,345 1,125
Saint Louis County IDA, Saint Andrews Resources for Seniors,
5.00%, 12/1/35  1,585 1,491
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.125%, 12/1/45  1,680 1,506
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  675 583
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35  2,170 1,730
Saint Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47  2,335 1,717
Saint Louis Land Clearance for Redev. Auth., National Geospatial
Intelligence Agency, 5.125%, 6/1/46  4,060 4,087
Saint Louis Land Clearance for Redev. Auth., National Geospatial
Intelligence Agency, 5.375%, 6/1/43  11,595 11,815
Taney County IDA, 6.00%, 10/1/49 (4) 3,500 3,409
73,954
MONTANA 0.3%
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/37  545 486
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/47  5,740 4,620
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/52  5,975 4,679
9,785
NEBRASKA 0.1%
Central Plains Energy Project, Series 1, VRDN, 5.00%, 5/1/53
(Tender 10/1/29)  1,145 1,191
Central Plains Energy Project, Series A, 5.00%, 9/1/30  2,770 2,902
4,093
NEVADA 0.6%
Henderson Public Improvement Trust, Touro College & Univ.
Obligated Group, 5.50%, 1/1/34 (Prerefunded 7/1/24) (7) 1,395 1,425
Henderson Public Improvement Trust, Touro College & Univ.
Obligated Group, 5.50%, 1/1/39 (Prerefunded 7/1/24) (7) 2,070 2,114

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Henderson Public Improvement Trust, Touro College & Univ.
Obligated Group, 5.50%, 1/1/44 (Prerefunded 7/1/24) (7) 2,965 3,028
Las Vegas Redev. Agency, 5.00%, 6/15/30  325 336
Las Vegas Redev. Agency, 5.00%, 6/15/40  3,585 3,647
Las Vegas Redev. Agency, 5.00%, 6/15/45  6,290 6,369
Reno, Retrac-Reno Transportation, 5.00%, 6/1/33 (3) 160 173
Reno, Retrac-Reno Transportation, 5.00%, 6/1/36  200 211
Reno, Retrac-Reno Transportation, 5.00%, 6/1/37  395 415
Reno, Retrac-Reno Transportation, 5.00%, 6/1/38 (3) 80 84
Reno, Retrac-Reno Transportation, 5.00%, 6/1/48  395 407
Reno, Retrac-Reno Transportation, Series C, Zero Coupon,
7/1/58 (4) 12,000 1,517
19,726
NEW HAMPSHIRE 0.4%
New Hampshire Business Fin. Auth., Series B, VRDN, 3.75%,
7/1/45 (Tender 7/2/40) (4)(6) 3,245 2,506
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.25%, 7/1/39 (4) 1,245 1,116
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.625%, 7/1/46 (4) 690 617
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.75%, 7/1/54 (4) 1,725 1,530
New Hampshire HEFA, Hillside Villiage, Series A, 6.125%,
7/1/37 (1)(2)(4) 1,135 250
New Hampshire HEFA, Hillside Villiage, Series A, 6.125%,
7/1/52 (1)(2)(4) 2,792 615
New Hampshire HEFA, Hillside Villiage, Series A, 6.25%,
7/1/42 (1)(2)(4) 1,682 370
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/36  630 625
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/40  595 580
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/46  4,835 4,583
12,792
NEW JERSEY 3.4%
Essex County Improvement Auth., The Friends of Team Charter
Schools, 4.00%, 6/15/46  1,555 1,337
Essex County Improvement Auth., The Friends of Team Charter
Schools, 4.00%, 6/15/56  1,760 1,429
Gloucester County Pollution Control Fin. Auth., Keystone Urban
Renewal, Series A, PCR, 5.00%, 12/1/24 (6)(11) 1,280 1,288
New Jersey Economic Dev. Auth., Barnabas Health, Series A, Zero
Coupon, 7/1/26 (10)(11) 1,980 1,791
New Jersey Economic Dev. Auth., Beloved Commonwealth Charter
School, Series A, 5.00%, 6/15/49 (4) 900 818
New Jersey Economic Dev. Auth., Continental Airlines, Series B,
5.625%, 11/15/30 (6) 7,125 7,219

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth., Goethals Bridge, 5.625%,
1/1/52 (6) 13,460 13,509
New Jersey Economic Dev. Auth., Lions Gate, 4.375%, 1/1/24  210 209
New Jersey Economic Dev. Auth., Lions Gate, 4.875%, 1/1/29  820 809
New Jersey Economic Dev. Auth., Lions Gate, 5.00%, 1/1/34  1,565 1,526
New Jersey Economic Dev. Auth., Lions Gate, 5.25%, 1/1/44  3,880 3,603
New Jersey Economic Dev. Auth., Middlesex Water, 5.00%,
8/1/59 (6) 1,605 1,644
New Jersey Economic Dev. Auth., Port Newark Container Terminal,
5.00%, 10/1/37 (6) 10,445 10,574
New Jersey Economic Dev. Auth., Port Newark Container Terminal,
5.00%, 10/1/47 (6) 14,475 14,273
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/30  1,585 1,568
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/48  9,565 8,627
New Jersey Economic Dev. Auth., Transit Transportation Project,
4.00%, 11/1/44  6,445 6,079
New Jersey Economic Dev. Auth., UMM Energy Partners, Series A,
5.00%, 6/15/37 (6) 990 990
New Jersey Economic Dev. Auth., UMM Energy Partners, Series A,
5.125%, 6/15/43 (6) 1,385 1,385
New Jersey EFA, Green Bond, Series A, 5.00%, 7/1/40  3,130 3,225
New Jersey Transportation Trust Fund Auth., 5.25%, 6/15/46  2,615 2,817
New Jersey Transportation Trust Fund Auth., 5.50%, 6/15/50  1,875 2,044
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/42  790 754
New Jersey Transportation Trust Fund Auth., Series A, 5.25%,
6/15/41 (13) 650 711
New Jersey Transportation Trust Fund Auth., Series A, 5.25%,
6/15/42 (13) 1,000 1,090
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/36  790 862
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, Zero Coupon, 12/15/28  11,870 9,729
New Jersey Transportation Trust Fund Auth., Transportation
System, Series AA, 5.25%, 6/15/43  2,710 2,842
New Jersey Transportation Trust Fund Auth., Transportation
System, Series BB, 4.00%, 6/15/46  2,405 2,258
New Jersey Transportation Trust Fund Auth., Transportation
System, Series C, Zero Coupon, 12/15/30 (10) 3,580 2,712
Tobacco Settlement Fin., Series A, 5.25%, 6/1/46  7,915 8,233
115,955
NEW YORK 4.8%
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/41 (4) 1,135 1,001

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/51 (4) 1,260 1,046
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/55 (4) 830 674
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 5.50%, 5/1/48 (4) 460 450
Build New York City Resource, Pratt Paper, 4.50%, 1/1/25 (4)(6) 375 376
Build New York City Resource, Pratt Paper, 5.00%, 1/1/35 (4)(6) 9,890 10,002
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/36 (4) 425 420
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/41 (4) 550 519
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/51 (4) 1,980 1,771
Build New York City Resource, Shefa School Project, Series A,
2.50%, 6/15/31 (4) 650 530
Build New York City Resource, Shefa School Project, Series A,
5.00%, 6/15/51 (4) 13,110 11,153
Dormitory Auth. of the State of New York, Series A, 5.00%,
3/15/46  5,205 5,621
Glen Cove Local Economic Assistance, Garvies Point, Series A,
5.00%, 1/1/56  5,105 4,384
Glen Cove Local Economic Assistance, Garvies Point, Series B,
Zero Coupon, 1/1/45  22,850 5,770
Glen Cove Local Economic Assistance, Garvies Point, Series C,
STEP, 0.00%, 1/1/55  7,610 6,565
Nassau County IDA, Amsterdam at Harborside, Series A, 9.00%,
1/1/41 (4) 6,655 5,524
Nassau County IDA, Amsterdam at Harborside, Series B, VR,
5.00%, 1/1/58  13,414 6,036
New York Dormitory Auth., Garnet Health Medical Center, 5.00%,
12/1/30 (4) 1,000 1,007
New York Dormitory Auth., Garnet Health Medical Center, 5.00%,
12/1/31 (4) 800 805
New York Dormitory Auth., Garnet Health Medical Center, 5.00%,
12/1/34 (4) 800 803
New York Dormitory Auth., Garnet Health Medical Center, 5.00%,
12/1/36 (4) 1,400 1,381
New York Liberty Dev., 3 World Trade Center, Class 2, 5.15%,
11/15/34 (4) 5,040 5,049
New York Liberty Dev., 3 World Trade Center, Class 2, 5.375%,
11/15/40 (4) 19,940 19,968
New York Liberty Dev., Goldman Sachs Headquarters, 5.25%,
10/1/35  24,740 27,704
New York Transportation Dev., American Airlines, 2.25%,
8/1/26 (6) 870 814

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New York Transportation Dev., American Airlines, 3.00%,
8/1/31 (6) 2,375 2,060
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (6) 12,445 12,462
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/35 (6) 4,945 5,129
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/40 (6) 3,005 3,039
New York Transportation Dev., JFK Int'l. Airport, 5.00%, 12/1/39 (6) 1,955 2,030
New York Transportation Dev., JFK Int'l. Airport, 5.00%, 12/1/40 (6) 1,290 1,334
New York Transportation Dev., JFK Int'l. Airport, 5.00%, 12/1/41 (6) 1,290 1,330
New York Transportation Dev., JFK Int'l. Airport, 5.00%, 12/1/42 (6) 1,290 1,324
New York Transportation Dev., JFK Int'l. Airport, 5.25%, 8/1/31 (6) 1,985 2,044
New York Transportation Dev., JFK Int'l. Airport, 5.375%, 8/1/36 (6) 2,535 2,555
Suffolk County Economic Dev., Saint Johnland Assisted Living,
5.125%, 11/1/41 (4) 1,610 1,217
Suffolk County Economic Dev., Saint Johnland Assisted Living,
5.375%, 11/1/54 (4) 1,365 973
Tompkins County Dev., Kendal at Ithaca, 5.00%, 7/1/29  715 716
Westchester County Local Dev., Pace Univ., Series A, 5.50%,
5/1/42  10,685 10,700
166,286
NORTH CAROLINA 1.9%
Greater Asheville Regional Airport Auth., Series A, 5.50%,
7/1/47 (3)(6) 9,515 10,322
North Carolina Housing Fin. Agency, 5.00%, 7/1/47  1,590 1,614
North Carolina Medical Care Commission, Series C, 4.00%,
3/1/36  1,835 1,540
North Carolina Medical Care Commission, Series C, 4.00%,
3/1/42  3,870 2,930
North Carolina Medical Care Commission, Aldersgate Retirement
Community, 4.70%, 7/1/37  2,180 1,909
North Carolina Medical Care Commission, Aldersgate Retirement
Community, 4.875%, 7/1/40  4,245 3,673
North Carolina Medical Care Commission, Aldersgate Retirement
Community, 5.00%, 7/1/45  3,525 2,979
North Carolina Medical Care Commission, Aldersgate United
Methodist, Series A, 5.00%, 7/1/47  925 771
North Carolina Medical Care Commission, Everyage, Series A,
4.00%, 9/1/41  865 713
North Carolina Medical Care Commission, Everyage, Series A,
4.00%, 9/1/47  770 597
North Carolina Medical Care Commission, Everyage, Series A,
4.00%, 9/1/51  765 577
North Carolina Medical Care Commission, Lutheran Services,
4.00%, 3/1/51  1,980 1,355

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
North Carolina Medical Care Commission, Pennybyrn at Maryfield,
5.00%, 10/1/25  2,145 2,143
North Carolina Medical Care Commission, Pennybyrn at Maryfield,
5.00%, 10/1/30  1,505 1,489
North Carolina Medical Care Commission, Salemtowne, 5.25%,
10/1/37  730 666
North Carolina Medical Care Commission, Salemtowne, 5.375%,
10/1/45  9,295 7,974
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/31  1,385 1,336
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/37  1,225 1,123
North Carolina Medical Care Commission, United Church Homes,
5.00%, 9/1/41 (Prerefunded 9/1/23) (7) 1,330 1,375
North Carolina Medical Care Commission, United Church Homes,
Series A, 5.00%, 9/1/37 (Prerefunded 9/1/24) (7) 1,660 1,694
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/47  4,510 4,560
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/51  4,115 4,154
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/54  6,845 6,905
Univ. of North Carolina at Chapel Hill, Series A, VRDN, 3.90%,
2/15/31  1,525 1,525
63,924
OHIO 5.4%
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  108,435 100,313
Cleveland-Cuyahoga County Port Auth., Playhouse Square
Foundation, 5.50%, 12/1/43  1,345 1,360
Cleveland-Cuyahoga County Port Auth., Playhouse Square
Foundation, 5.50%, 12/1/53  7,720 7,709
Cuyahoga County, MetroHealth System, 5.00%, 2/15/42  3,560 3,574
Cuyahoga County, MetroHealth System, 5.00%, 2/15/57  2,375 2,257
Cuyahoga County, MetroHealth System, 5.50%, 2/15/52  15,790 16,033
Cuyahoga County, MetroHealth System, 5.50%, 2/15/57  12,900 13,080
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/44  4,635 4,303
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/51  5,955 5,432
Marion County, United Church Homes, 5.00%, 12/1/39  1,310 1,155
Marion County, United Church Homes, 5.125%, 12/1/49  1,445 1,210
Muskingum County, Genesis Healthcare, 5.00%, 2/15/44  3,955 3,534
Ohio, Series A, 4.00%, 1/15/38  845 806
Ohio, Series A, 4.00%, 1/15/39  1,585 1,498
Ohio, Series A, 5.00%, 1/15/50  1,980 2,032
Ohio Air Quality Dev. Auth., Ohio Valley Electric, 3.25%, 9/1/29  6,885 6,326
Ohio Air Quality Dev. Auth., Pratt Paper, 4.50%, 1/15/48 (4)(6) 1,585 1,463

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Ohio Air Quality Dev. Auth., Vanadium Project, 5.00%, 7/1/49 (4)
(6) 13,610 12,256
Ohio Housing Fin. Agency, Sanctuary at Springboro, 5.45%,
1/1/38 (4) 2,250 1,710
186,051
OKLAHOMA 0.9%
Norman Regional Hosp. Auth., 4.00%, 9/1/45  6,565 5,428
Oklahoma County Fin. Auth., Epworth Villa, 6.00%, 4/1/30 (2) 655 328
Oklahoma County Fin. Auth., Epworth Villa, Series A, 5.00%,
4/1/33 (1)(2) 790 395
Oklahoma County Fin. Auth., Epworth Villa, Series A, 5.125%,
4/1/42 (1)(2) 2,375 1,188
Oklahoma County Fin. Auth., Epworth Villa, Series A, 5.875%,
4/1/30 (1)(2) 2,655 1,327
Oklahoma County Fin. Auth., Epworth Villa, Series B, 5.75%,
4/1/27 (2) 510 255
Oklahoma DFA, OU Medicine, Series B, 5.25%, 8/15/48  4,455 4,039
Oklahoma DFA, OU Medicine, Series B, 5.50%, 8/15/57  9,005 8,115
Tulsa Airports Improvement Trust, Series C, 5.50%, 12/1/35 (6) 8,705 8,707
Tulsa County Ind. Auth., Montereau Project, 5.00%, 11/15/31  1,480 1,510
Tulsa County Ind. Auth., Montereau Project, 5.25%, 11/15/37  990 1,000
32,292
OREGON 0.2%
Clackamas County Hosp. Fac. Auth., Williamette View, Series A,
5.00%, 11/15/32  395 383
Clackamas County Hosp. Fac. Auth., Williamette View, Series A,
5.00%, 11/15/37  395 372
Clackamas County Hosp. Fac. Auth., Williamette View, Series A,
5.00%, 11/15/47  1,110 986
Clackamas County Hosp. Fac. Auth., Williamette View, Series A,
5.00%, 11/15/52  1,190 1,038
Oregon State Fac. Auth., Legacy Health Project, Series A, 5.00%,
6/1/52  3,800 3,912
Yamhill County Hosp. Auth., Friendsview Retirement Community,
Series A, 4.00%, 11/15/26  235 220
Yamhill County Hosp. Auth., Friendsview Retirement Community,
Series A, 5.00%, 11/15/31  275 253
Yamhill County Hosp. Auth., Friendsview Retirement Community,
Series A, 5.00%, 11/15/36  360 309
Yamhill County Hosp. Auth., Friendsview Retirement Community,
Series A, 5.00%, 11/15/46  1,020 775
8,248
PENNSYLVANIA 3.9%
Allegheny County IDA, U.S. Steel, 4.875%, 11/1/24  960 964

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/28  245 253
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/30  265 276
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/31  535 558
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/32  875 914
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/33  630 658
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/34  595 620
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/35  670 692
Allentown Neighborhood Improvement Zone Dev. Auth., 5.25%,
5/1/42 (4) 6,230 6,113
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/32 (4) 2,750 2,782
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/33 (4) 2,770 2,801
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/42 (4) 4,975 4,833
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.375%, 5/1/42 (4) 7,540 7,535
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, Series 2017, 5.00%, 5/1/42 (4) 7,125 6,923
Butler County Hosp. Auth., 5.00%, 7/1/35  6,645 6,499
Butler County Hosp. Auth., 5.00%, 7/1/39  3,760 3,513
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/36 (4) 3,140 2,666
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/40 (4) 3,790 3,087
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/41 (4) 3,330 2,683
East Hempfield Township IDA, Student Services, Student Housing,
5.00%, 7/1/30 (Prerefunded 7/1/25) (7) 650 673
East Hempfield Township IDA, Student Services, Student Housing,
5.00%, 7/1/34 (Prerefunded 7/1/24) (7) 790 803
East Hempfield Township IDA, Student Services, Student Housing,
5.00%, 7/1/35 (Prerefunded 7/1/25) (7) 840 869
East Hempfield Township IDA, Student Services, Student Housing,
5.00%, 7/1/39 (Prerefunded 7/1/24) (7) 790 803
East Hempfield Township IDA, Student Services, Student Housing,
5.00%, 7/1/46 (Prerefunded 7/1/24) (7) 1,205 1,224
East Hempfield Township IDA, Student Services, Student Housing,
5.00%, 7/1/47 (Prerefunded 7/1/25) (7) 5,935 6,141
Franklin County IDA, Menno-Haven, 5.00%, 12/1/43  950 775

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Franklin County IDA, Menno-Haven, 5.00%, 12/1/48  1,025 800
Franklin County IDA, Menno-Haven, 5.00%, 12/1/53  1,110 843
Lancaster County Hosp. Auth., Brethren Village, 5.25%, 7/1/35  200 191
Lancaster County Hosp. Auth., Brethren Village, 5.50%, 7/1/45  790 727
Montgomery County Higher Ed. & Health Auth., Thomas Jefferson
Univ., 5.00%, 9/1/43  3,995 4,115
Montgomery County IDA, Hill at Whitemarsh, 5.25%, 1/1/40  2,770 2,492
Montgomery County IDA, Hill at Whitemarsh, 5.375%, 1/1/50  5,335 4,527
Pennsylvania Economic DFA, 5.50%, 6/30/40 (6) 3,155 3,390
Pennsylvania Economic DFA, 5.50%, 6/30/41 (6) 1,840 1,970
Pennsylvania Economic DFA, 5.50%, 6/30/43 (6) 1,840 1,955
Pennsylvania Economic DFA, 5.75%, 6/30/48 (6) 1,865 2,030
Pennsylvania Economic DFA, 6.00%, 6/30/61 (6) 5,110 5,647
Pennsylvania Economic DFA, Consol Energy, VRDN, 9.00%,
4/1/51 (Tender 4/13/28) (4)(6) 9,120 10,202
Pennsylvania Economic DFA, Covanta Project, 3.25%, 8/1/39 (4)
(6) 3,265 2,382
Pennsylvania Economic DFA, National Gypsum, 5.50%,
11/1/44 (6) 6,905 6,926
Pennsylvania Higher Ed. Fac. Auth., Indiana Univ. Student
Housing, Series A, FRN, 67% of 3M USD LIBOR + 0.65%, 4.118%,
7/1/39 (8) 6,650 5,915
Pennsylvania Higher Ed. Fac. Auth., Widener Univ., 5.00%, 7/15/38  1,900 1,908
Pennsylvania Turnpike Commission, Series B, 5.25%, 12/1/52  2,715 2,939
Philadelphia Higher Ed. Fac. Auth., Temple Univ. Health System,
5.00%, 7/1/28  3,955 4,077
Philadelphia Higher Ed. Fac. Auth., Temple Univ. Health System,
5.00%, 7/1/30  790 814
Philadelphia IDA, Wesley Enhanced Living, 5.00%, 7/1/37  2,485 2,147
Philadelphia IDA, Wesley Enhanced Living, 5.00%, 7/1/42  1,680 1,384
Philadelphia IDA, Wesley Enhanced Living, 5.00%, 7/1/49  2,840 2,241
135,280
PUERTO RICO 11.4%
Puerto Rico Commonwealth, GO, VR, 11/1/51 (1)(14) 14,577 7,033
Puerto Rico Commonwealth, GO, VR, 11/1/43 (14) 27,476 13,394
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
4.00%, 7/1/42 (4) 5,975 5,081
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
4.00%, 7/1/42 (4) 4,190 3,563
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
4.00%, 7/1/47 (4) 2,030 1,673
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/24 (4) 580 585
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/25 (4) 2,675 2,710

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/28 (4) 2,740 2,793
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/29 (4) 2,865 2,913
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30 (4) 15,830 16,065
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/33 (4) 5,540 5,578
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/33 (4) 2,150 2,164
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (4) 9,495 9,495
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (4) 6,765 6,697
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (4) 1,105 1,094
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/47 (4) 22,955 22,023
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
6.125%, 7/1/24  920 931
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
4.00%, 7/1/42 (4) 5,625 4,784
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
4.00%, 7/1/47 (4) 4,605 3,796
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/24 (4) 1,325 1,337
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/25 (4) 2,780 2,817
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/29 (4) 3,525 3,584
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/33 (4) 8,120 8,173
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37 (4) 6,520 6,455
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
coupon, 7/1/24  2,150 2,049
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
coupon, 7/1/33  8,280 4,853
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  10,975 10,073
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  8,948 7,993
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  11,792 10,231
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  6,748 5,632

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  11,338 11,578
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  9,406 9,832
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  18,721 20,160
Puerto Rico Electric Power Auth., Series A, 5.00%, 7/1/29 (1)(15) 8,780 6,278
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (1)(15) 95 68
Puerto Rico Electric Power Auth., Series A, 6.75%, 7/1/36 (1)(15) 8,215 5,946
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/27 (1)
(15) 1,145 819
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/29 (1)
(15) 3,955 2,828
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/21 (1)
(15) 1,605 1,128
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27 (1)
(15) 135 97
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/26 (1)
(15) 1,600 1,140
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/27 (1)
(15) 2,300 1,644
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/28 (1)
(15) 2,745 1,963
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (1)(15) 470 330
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (1)(15) 1,810 1,290
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (1)(15) 610 435
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (1)(15) 730 520
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (1)(15) 95 68
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (1)(15) 11,715 8,376
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (1)
(15) 455 325
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (1)
(15) 390 274
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/38 (1)
(15) 3,955 2,833
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (1)(15) 165 118
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/35 (1)(15) 3,466 2,478
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (1)(15) 790 565
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (1)(15) 1,135 814
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (1)(15) 110 75
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (1)(15) 195 137
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/19 (1)(15) 1,960 1,377
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (1)(15) 155 111
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (1)(15) 1,460 1,026
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (1)(15) 420 299
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (1)(15) 169 120

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/26 (1)(15) 3,820 2,722
Puerto Rico Highway & Transportation Auth., Restructured,
Series A, 5.00%, 7/1/62  9,649 9,251
Puerto Rico Highway & Transportation Auth., Restructured,
Series C, STEP, 0.00%, 7/1/53  26,071 15,838
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  59 56
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  19,070 17,635
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  4,840 4,624
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  5,919 4,976
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  9,626 7,367
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  22,467 15,558
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  11,267 7,033
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  124,765 33,562
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/51  20,231 4,004
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  2,125 1,969
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  1,980 1,834
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.536%,
7/1/53  2,365 2,111
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.784%,
7/1/58  4,775 4,386
393,547
RHODE ISLAND 0.3%
Central Falls Detention Fac., 7.25%, 7/15/35 (1)(2) 9,960 1,793
Rhode Island Health & Ed. Building, Care New England, Series A,
5.50%, 9/1/28 (Prerefunded 9/1/23) (7) 2,375 2,386
Rhode Island Health & Ed. Building, Care New England, Series A,
6.00%, 9/1/33 (Prerefunded 9/1/23) (7) 3,165 3,184
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/36  3,955 3,652
11,015
SOUTH CAROLINA 1.2%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32 (1) 6,549 3,561
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/42 (1) 25,626 6,363
Connector 2000 Assoc., Series A-1, Zero Coupon, 7/22/51 (1) 44,135 5,322
Connector 2000 Assoc., Series B-1, Zero Coupon, 1/1/32 (1) 3,532 1,304

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Connector 2000 Assoc., Series B-1, Zero Coupon, 7/22/51 (1) 17,627 1,256
Connector 2000 Assoc., Series C-1, Zero Coupon, 7/22/51 (1) 2,088 61
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 5.25%, 2/1/27 (1)(2)(4)(6) 850 340
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 6.00%, 2/1/35 (1)(2)(4)(6) 5,035 2,014
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 6.25%, 2/1/45 (1)(2)(4)(6) 10,115 4,046
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 8.00%, 12/6/29 (1)(2) 1,585 1,296
South Carolina Public Service Auth., Unrefunded Balance,
Series A, 5.50%, 12/1/54  6,445 6,480
South Carolina Public Service Auth., Unrefunded Balance,
Series E, 5.25%, 12/1/55  10,595 10,657
42,700
SOUTH DAKOTA 0.1%
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/28  1,135 1,093
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/30  1,215 1,149
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/32  1,080 1,002
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/42  1,585 1,345
4,589
TENNESSEE 0.7%
Chattanooga Health Ed. & Housing Fac. Board, Student Housing,
CDFI Phase 1, 5.00%, 10/1/35  2,180 2,215
Metropolitan Nashville Airport Auth., Series B, 5.50%, 7/1/52 (6) 2,680 2,889
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.00%, 12/1/34  395 377
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.25%, 12/1/44  920 849
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.25%, 12/1/49  2,650 2,401
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26  9,435 9,599
Tennessee Energy Acquisition, Series A, VRDN, 5.00%, 5/1/52
(Tender 11/1/31)  6,405 6,688
25,018
TEXAS 6.4%
Austin Airport, Series B, 5.00%, 11/15/41 (6) 435 442
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/28  705 716
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/30  1,645 1,677
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/31  2,300 2,345
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/32  2,650 2,701

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/33  2,475 2,520
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/34  2,805 2,859
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/28  395 392
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/29  910 904
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/32  1,780 1,764
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/34  2,515 2,494
Austin Texas Airport System Revenue, 5.00%, 11/15/43 (6) 920 967
Austin Texas Airport System Revenue, 5.25%, 11/15/47 (6) 3,935 4,186
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/34  420 461
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/39  95 101
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/46  3,165 3,321
Clifton Higher Ed. Fin., Int'l. Leadership, Series D, 6.125%, 8/15/48  12,665 12,701
Conroe Local Government, Convention Center Hotel, 3.50%,
10/1/31 (4) 255 215
Conroe Local Government, Convention Center Hotel, 4.00%,
10/1/50  1,275 1,008
Conroe Local Government, Convention Center Hotel, 5.00%,
10/1/50 (4) 1,375 1,112
Fort Bend County IDC, NRG Energy, Series B, 4.75%, 11/1/42  3,955 3,772
Gulf Coast IDA, Citgo Petroleum, 4.875%, 5/1/25 (6) 11,005 10,926
Harris County Cultural Ed. Fac. Fin., Brazos Presybyterian Homes,
Series A, 5.00%, 1/1/38  405 352
Harris County Cultural Ed. Fac. Fin., Brazos Presybyterian Homes,
Series A, 5.00%, 1/1/43  415 345
Harris County Cultural Ed. Fac. Fin., Methodist Hosp., Series B,
VRDN, 4.00%, 12/1/59  100 100
Harris County Health Fac. Dev., Methodist Hosp. System,
Series A-1, VRDN, 4.00%, 12/1/41  1,335 1,335
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/38  1,350 1,238
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/39  845 766
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/40  845 758
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/41  845 753
Houston Airport System, Series B-1, 5.00%, 7/15/30 (6) 5,625 5,644
Houston Airport System, Series B-1, 5.00%, 7/15/35 (6) 7,560 7,553
Houston Airport System, United Airlines, 4.00%, 7/15/41 (6) 3,955 3,440
Houston Airport System, United Airlines, Series A, 4.00%,
7/1/41 (6) 1,620 1,409

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Houston Airport System, United Airlines, Terminal E, 4.75%,
7/1/24 (6) 3,410 3,411
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/28  1,110 1,104
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/30  1,335 1,323
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/40  2,305 2,151
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/45  5,275 4,786
Joint Guadalupe County - Seguin Hosp., 5.25%, 12/1/35  1,645 1,639
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31 (4)(6) 15,395 14,893
Montgomery County Toll Road Auth., 5.00%, 9/15/32  435 441
Montgomery County Toll Road Auth., 5.00%, 9/15/33  450 456
Montgomery County Toll Road Auth., 5.00%, 9/15/34  475 481
Montgomery County Toll Road Auth., 5.00%, 9/15/35  440 445
Montgomery County Toll Road Auth., 5.00%, 9/15/36  1,110 1,118
Montgomery County Toll Road Auth., 5.00%, 9/15/38  1,030 1,034
Montgomery County Toll Road Auth., 5.00%, 9/15/43  3,095 3,075
Montgomery County Toll Road Auth., 5.00%, 9/15/48  3,105 3,018
New Hope Cultural Ed. Fac. Fin., Blinn College, Series A, 5.00%,
7/1/57  7,915 6,413
New Hope Cultural Ed. Fac. Fin., Buckingham Senior Living, VR,
2.00%, 11/15/61, (2.00% PIK) (9) 5,522 2,248
New Hope Cultural Ed. Fac. Fin., Collegiate Housing College
Station, Series A, 5.00%, 4/1/29  4,630 4,597
New Hope Cultural Ed. Fac. Fin., Collegiate Housing College
Station, Series A, 5.00%, 4/1/46  12,385 11,197
New Hope Cultural Ed. Fac. Fin., Collegiate Housing College
Station, Series A, 5.00%, 4/1/46 (3) 2,470 2,477
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Denton Univ.,
Series A-1, 5.00%, 7/1/58 (3) 2,355 2,366
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/30 (Prerefunded 4/1/25) (7) 395 407
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/35 (Prerefunded 4/1/25) (7) 1,205 1,241
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/47 (Prerefunded 4/1/25) (7) 4,765 4,908
New Hope Cultural Ed. Fac. Fin., Legacy Midtown, Series A,
5.50%, 7/1/54  3,585 2,753
New Hope Cultural Ed. Fac. Fin., MRC Crestview, 5.00%, 11/15/36
(Prerefunded 11/15/24) (7) 435 453
New Hope Cultural Ed. Fac. Fin., MRC Crestview, 5.00%, 11/15/46
(Prerefunded 11/15/24) (7) 1,225 1,275
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series A, 5.375%, 11/15/36  395 344
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series A, 5.50%, 11/15/46  790 642
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series A, 5.50%, 11/15/52  790 624

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/31  790 745
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/32  370 346
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/33  790 731
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/34  790 724
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/39  1,190 1,004
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.25%, 10/1/49  4,810 3,818
New Hope Cultural Ed. Fac. Fin., Texas A&M Univ. Corpus Christi,
Series A, 5.00%, 4/1/37 (Prerefunded 4/1/27) (7) 1,345 1,436
New Hope Cultural Ed. Fac. Fin., Texas A&M Univ. Corpus Christi,
Series A, 5.00%, 4/1/42 (Prerefunded 4/1/27) (7) 1,585 1,692
North Texas Tollway Auth., Series B, 3.00%, 1/1/51  7,445 5,619
Port Beaumont Navigation Dist., Jefferson Gulf Coast, 2.75%,
1/1/36 (4)(6) 900 631
Port Beaumont Navigation Dist., Jefferson Gulf Coast, 3.00%,
1/1/50 (4)(6) 1,980 1,141
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
3.625%, 1/1/35 (4)(6) 1,645 1,300
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
4.00%, 1/1/50 (4)(6) 3,040 2,140
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/37  1,980 1,986
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/46  3,345 3,209
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest Senior
Housing, 5.25%, 11/15/47 (1)(12) 1,600 640
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest Senior
Housing, Series A, 5.00%, 11/15/45 (1)(12) 8,250 3,300
Tarrant County Cultural Ed. Fac. Fin., Stayton at Museum Way,
Series A, 5.75%, 12/1/54 (1)(2) 5,878 3,821
Tarrant County, Edgemere Dip Loan, 10.00%, 6/16/23, Acquisition
Date: 4/20/22, Cost $1,693 (1)(16)(17) 1,693 1,693
Texas Private Activity Bond Surface Transportation, Blueridge
Transportation Group, 5.00%, 12/31/40 (6) 3,065 3,073
Texas Private Activity Bond Surface Transportation, Blueridge
Transportation Group, 5.00%, 12/31/55 (6) 3,215 3,105
Texas Private Activity Bond Surface Transportation, Segment 3C
Project, 5.00%, 6/30/58 (6) 8,935 8,789
Texas Transportation Commission, First Tier Toll, State Highway,
5.00%, 8/1/57  8,745 8,758
222,298

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
UTAH 0.8%
Military Installation Dev. Auth., Series A-1, 4.00%, 6/1/41  1,800 1,444
Military Installation Dev. Auth., Series A-1, 4.00%, 6/1/52  4,000 2,888
Military Installation Dev. Auth., Series A-2, 4.00%, 6/1/41  2,485 1,970
Military Installation Dev. Auth., Series A-2, 4.00%, 6/1/52  7,550 5,411
Salt Lake City Airport, Series A, 5.00%, 7/1/43 (6) 2,765 2,836
Salt Lake City Airport, Series A, 5.00%, 7/1/46 (6) 4,605 4,780
UIPA Crossroads Public Infrastructure Dist., 4.375%, 6/1/52 (4) 10,115 8,580
27,909
VIRGINIA 5.1%
Botetourt County, Residential Care Fac., Glebe, Series A, 6.00%,
7/1/34  5,775 5,812
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/46  12,535 12,726
Chesapeake Expressway Toll Road, Series B, STEP, 0.00%,
7/15/40  5,960 6,047
Fairfax County Economic Dev. Auth., Vinson Hall, Series A, 5.00%,
12/1/32 (Prerefunded 12/1/23) (7) 1,310 1,320
Fairfax County Economic Dev. Auth., Vinson Hall, Series A, 5.00%,
12/1/42 (Prerefunded 12/1/23) (7) 2,215 2,232
Fairfax County Economic Dev. Auth., Vinson Hall, Series A, 5.00%,
12/1/47 (Prerefunded 12/1/23) (7) 1,585 1,597
Lynchburg Economic Dev. Auth., Centra Health Obligated Group,
4.00%, 1/1/55  4,030 3,569
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.00%, 1/1/35  3,180 2,887
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.00%, 1/1/46  4,075 3,219
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/35  4,945 4,642
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/46  3,380 2,831
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, Series A, 5.00%, 1/1/49  2,575 1,988
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/33  790 820
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/35  1,055 1,089
Tobacco Settlement Fin., Capital Appreciation, Series C, Zero
Coupon, 6/1/47  21,370 5,342
Virginia College Building Auth., Marymount Univ., 5.00%,
7/1/45 (4) 4,750 4,466
Virginia College Building Auth., Marymount Univ., 5.25%,
7/1/30 (4) 1,090 1,097
Virginia College Building Auth., Marymount Univ., 5.25%,
7/1/35 (4) 1,430 1,435

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia College Building Auth., Marymount Univ., Series A, 5.00%,
7/1/23 (4) 1,025 1,025
Virginia College Building Auth., Marymount Univ., Series A, 5.00%,
7/1/24 (4) 1,080 1,078
Virginia College Building Auth., Marymount Univ., Series A, 5.00%,
7/1/25 (4) 1,140 1,137
Virginia College Building Auth., Marymount Univ., Series A, 5.00%,
7/1/30 (4) 3,750 3,753
Virginia College Building Auth., Marymount Univ., Series A, 5.00%,
7/1/35 (4) 1,000 990
Virginia College Building Auth., Marymount Univ., Series A, 5.00%,
7/1/45 (4) 2,460 2,313
Virginia Small Business Fin. Auth., 95 Express Lanes, 4.00%,
1/1/40 (6) 1,150 1,050
Virginia Small Business Fin. Auth., 95 Express Lanes, 4.00%,
1/1/41 (6) 2,140 1,941
Virginia Small Business Fin. Auth., 95 Express Lanes, 4.00%,
1/1/42 (6) 1,025 921
Virginia Small Business Fin. Auth., 95 Express Lanes, 4.00%,
1/1/48 (6) 15,125 13,035
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
7/1/35 (6) 3,530 3,722
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
1/1/36 (6) 845 883
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
7/1/37 (6) 1,875 1,934
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/37 (6) 3,080 2,927
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/38 (6) 3,820 3,563
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/40 (6) 6,650 6,079
Virginia Small Business Fin. Auth., I-495 Hot Lanes Project, 5.00%,
12/31/47 (6) 11,105 11,241
Virginia Small Business Fin. Auth., I-495 Hot Lanes Project, 5.00%,
12/31/57 (6) 2,995 3,006
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/47 (6) 1,190 1,187
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/49 (6) 8,705 8,624
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/56 (6) 44,865 43,934
177,462
WASHINGTON 0.8%
Adams County Public Hosp. Dist. No. 2, GO, 5.125%, 12/1/44  2,105 2,107
Washington State Convention Center Public Fac. Dist., 4.00%,
7/1/31  5,975 5,685

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Washington State Housing Fin. Commission, Hearthstone, 5.00%,
7/1/38 (4) 830 666
Washington State Housing Fin. Commission, Hearthstone, 5.00%,
7/1/48 (4) 2,300 1,660
Washington State Housing Fin. Commission, Hearthstone, 5.00%,
7/1/53 (4) 920 645
Washington State Housing Fin. Commission, Judson Park, 4.00%,
7/1/28 (4) 225 206
Washington State Housing Fin. Commission, Judson Park, 5.00%,
7/1/33 (4) 225 206
Washington State Housing Fin. Commission, Judson Park, 5.00%,
7/1/38 (4) 650 560
Washington State Housing Fin. Commission, Judson Park, 5.00%,
7/1/48 (4) 1,660 1,323
Washington State Housing Fin. Commission, Presbyterian
Retirement, Series A, 5.00%, 1/1/46 (4) 2,575 1,924
Washington State Housing Fin. Commission, Presbyterian
Retirement, Series A, 5.00%, 1/1/51 (4) 5,330 3,844
Washington State Housing Fin. Commission, Social Certificate,
Series A-1, Class A, 3.50%, 12/20/35  6,185 5,657
Washington State Housing Fin. Commission, Transform Age
Project, Series A, 5.00%, 1/1/55 (4) 4,925 3,479
27,962
WEST VIRGINIA 0.3%
Monongalia County Commission Excise Tax Dist., Series A,
4.125%, 6/1/43 (4) 1,685 1,475
Monongalia County Commission Excise Tax Dist., Series B,
4.875%, 6/1/43 (4) 1,180 1,086
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37 (4) 1,940 1,975
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43 (4) 1,940 1,977
West Virginia Economic Dev. Auth., Arch Resources, VRDN,
5.00%, 7/1/45 (Tender 7/1/25) (6) 2,375 2,376
8,889
WISCONSIN 2.9%
PFA, Celanese, Series B, 5.00%, 12/1/25 (6) 4,750 4,812
PFA, Celanese, Series C, 4.30%, 11/1/30 (6) 3,955 3,859
PFA, Celanese, Series D, 4.05%, 11/1/30  1,980 1,901
PFA, Church Home of Hartford, 5.00%, 9/1/30 (4) 630 606
PFA, Church Home of Hartford, 5.00%, 9/1/38 (4) 1,365 1,216
PFA, Corvian Community School, Series A, 4.00%, 6/15/29 (4) 665 620
PFA, Corvian Community School, Series A, 5.00%, 6/15/39 (4) 790 711
PFA, Corvian Community School, Series A, 5.00%, 6/15/49 (4) 1,385 1,145
PFA, Corvian Community School, Series A, 5.125%, 6/15/47 (4) 2,085 1,786
PFA, Corvian Community School, Series A, 6.25%, 6/15/48 (4)(13) 535 531

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
PFA, Corvian Community School, Series A, 6.25%, 6/15/53 (4)(13) 2,515 2,455
PFA, Founders of Academy Las Vegas, Series A, 4.00%, 7/1/30 (4) 320 296
PFA, Founders of Academy Las Vegas, Series A, 5.00%, 7/1/40 (4) 560 513
PFA, Founders of Academy Las Vegas, Series A, 5.00%, 7/1/55 (4) 1,145 971
PFA, Grand Hyatt San Antonio, Series A, 5.00%, 2/1/52  1,835 1,740
PFA, Grand Hyatt San Antonio, Series A, 5.00%, 2/1/62  3,370 3,142
PFA, Mary's Woods at Marylhurst, 5.25%, 5/15/37 (4) 435 407
PFA, Mary's Woods at Marylhurst, 5.25%, 5/15/47 (4) 965 838
PFA, Mary's Woods at Marylhurst, 5.25%, 5/15/52 (4) 1,820 1,552
PFA, Mountain Island Charter School, 5.00%, 7/1/37  655 656
PFA, Mountain Island Charter School, 5.00%, 7/1/47  1,585 1,538
PFA, Mountain Island Charter School, 5.00%, 7/1/52  3,405 3,251
PFA, National Gypsum, 4.00%, 8/1/35 (6) 18,170 15,819
PFA, Nevada State College, Series A, 5.00%, 5/1/60 (4) 4,520 3,917
PFA, Nevada State College, Series B, 9.00%, 5/1/71 (4) 2,090 2,118
PFA, Searstone CCRC Project, Series A, 5.00%, 6/1/37 (4) 5,055 4,648
PFA, Searstone CCRC Project, Series A, 5.00%, 6/1/52 (4) 5,055 4,066
PFA, Searstone Retirement Community, Series A, VR, 5.513%,
6/1/37 (Prerefunded 6/1/23) (7) 4,000 4,160
PFA, Searstone Retirement Community, Series A, VR, 5.688%,
6/1/52 (Prerefunded 6/1/23) (7) 3,110 3,234
PFA, SKY Harbour Capital, 4.00%, 7/1/41 (6) 3,685 2,815
PFA, SKY Harbour Capital, 4.25%, 7/1/54 (6) 11,045 7,905
PFA, Southminster, 5.00%, 10/1/43 (4) 1,780 1,519
PFA, Southminster, 5.00%, 10/1/48 (4) 1,585 1,302
PFA, Southminster, 5.00%, 10/1/53 (4) 4,560 3,654
PFA, Univ. of Hawai'i Foundation project, Series A-1, 4.00%,
7/1/51 (4) 2,190 1,652
PFA, Univ. of Hawai'i Foundation project, Series A-1, 4.00%,
7/1/61 (4) 1,215 869
PFA, Univ. of Hawai'i Foundation project, Series B, 5.25%,
7/1/61 (4) 1,930 1,466
Wisconsin HEFA, Benevolent, 5.00%, 6/1/37  880 794
Wisconsin HEFA, Benevolent, 5.00%, 6/1/41  1,310 1,141
Wisconsin HEFA, Saint John's Communities, 4.00%, 9/15/36  615 522
Wisconsin HEFA, Saint John's Communities, 4.00%, 9/15/41  610 491
Wisconsin HEFA, Saint John's Communities, 4.00%, 9/15/45  510 391
Wisconsin HEFA, Saint John's Communities, Series A, 5.00%,
9/15/40 (Prerefunded 9/15/23) (7) 790 793

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Wisconsin HEFA, Saint John's Communities, Series A, 5.00%,
9/15/45 (Prerefunded 9/15/23) (7) 1,025 1,029
98,851
Total Municipal Securities (Cost $3,779,604) 3,395,645
Total Investments in Securities 98.5%
(Cost $3,779,804) $ 3,395,833
Other Assets Less Liabilities 1.5% 50,553
Net Assets 100.0% $ 3,446,386
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security is in default or has failed to make a scheduled interest and/or principal payment.
(3) Insured by Assured Guaranty Municipal Corporation
(4) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$712,677 and represents 20.7% of net assets.
(5) Insured by Berkshire Hathaway Assurance Corporation
(6) Interest subject to alternative minimum tax.
(7) Prerefunded date is used in determining portfolio maturity.
(8) Insured by Assured Guaranty Corporation
(9) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(10) Insured by National Public Finance Guarantee Corporation
(11) Escrowed to maturity
(12) Obligor is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(13) When-issued security
(14) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(15) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(16) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$1,693 and represents 0.0% of net assets.
(17) Level 3 in fair value hierarchy.
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
CDA Community Development Administration/Authority

T. ROWE PRICE Tax-Free High Yield Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
CDFI Community Development Financial Institution
DFA Development Finance Authority
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Tax-Free High Yield Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Tax-Free High Yield Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Tax-Free High Yield Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed

T. ROWE PRICE Tax-Free High Yield Fund

representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 188 $ — $ — $ 188
Municipal Securities — 3,393,952 1,693 3,395,645
Total $ 188 $ 3,393,952 $ 1,693 $ 3,395,833

T. ROWE PRICE Tax-Free High Yield Fund

In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F59-054Q1 05/23